SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2013
Buildings
Property, Plant and Equipment
Property and equipment, estimated useful life	20 years
Furniture, fixtures and equipment | Minimum
Property, Plant and Equipment
Property and equipment, estimated useful life	3 years
Furniture, fixtures and equipment | Maximum
Property, Plant and Equipment
Property and equipment, estimated useful life	5 years
Motor vehicles
Property, Plant and Equipment
Property and equipment, estimated useful life	5 years
Leasehold improvements
Property, Plant and Equipment
Estimated useful lives	Shorter of the lease term or the estimated useful lives